GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1 - GENERAL

A.	Business Description

Nova Measuring Instruments Ltd. (the "Company") was incorporated in May 1993 and commenced operations in October 1993 in the design, development and production of integrated process control systems, used in the manufacturing of semiconductors. In October 1995, the Company began manufacturing and marketing its systems. In recent years, the Company expanded its product offering to include stand alone systems.

The Company continues research and development for the next generation of its products and additional applications for such products. The Company operates in one operating segment.

The Company has wholly owned subsidiaries in the United States of America (the "U.S."), Japan, The Netherlands, Taiwan and Korea. The subsidiaries (the "subsidiaries") are engaged in pre-sale activities and providing technical support to customers.

The ordinary shares of the Company are traded on The NASDAQ Global Market since April, 2000 and on the Tel-Aviv Stock Exchange since June, 2002.

B.	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C.	Financial Statements in U.S. Dollars

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the "dollar"). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel ("NIS").

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 ("ASC 830"), "Foreign Currency Translation". Net financing income includes translation gains (losses), which were immaterial for all years presented.